INTANGIBLE ASSET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
Schedule of Intangible assets
	September 30,	December 31,
	2025	2024

Vayu intellectual property	$1,389,678	$-
GAC intellectual property	791,362	-

Total property and equipment	2,181,040	-
Less: accumulated amortization	(155,789)	-

Intangible assets, net	$2,025,251	$-

	Useful life	December 31, 2024	December 31, 2023
At cost:
Software platform	5 years	$309,968	$224,097

Less: accumulated amortization		(111,775)	(53,021)
Impairment of Intangible Asset		(198,193)	-
		$-	$171,076

Schedule of future amortization expense
2025 (October to December)	$77,894
2026	311,577
2027	311,577
2028	311,577
2029	311,577
Thereafter	701,049

Total future amortization expense	$2,025,251